Schedule of investments
Nomura Small Cap Value Fund	August 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.77%♣
Consumer Discretionary — 9.33%
Academy Sports & Outdoors	355,750	$ 15,283,020
Acushnet Holdings	236,597	20,439,615
Boyd Gaming	388,624	30,153,336
Choice Hotels International	200,309	20,703,938
Group 1 Automotive	101,321	27,310,062
KB Home	337,371	17,981,874
Life Time Group Holdings †	794,800	33,397,496
M/I Homes †	190,738	28,383,722
Meritage Homes	412,205	28,619,393
OneSpaWorld Holdings	1,069,900	26,565,617
Patrick Industries	263,938	21,569,013
Steven Madden	427,042	18,439,674
Texas Roadhouse	111,393	21,788,471
		310,635,231
Consumer Staples — 0.81%
Performance Food Group †	270,352	26,810,808
		26,810,808
Energy — 7.47%
Gulfport Energy †	170,745	30,640,190
International Seaways	463,692	45,738,579
Kinetik Holdings	538,255	29,512,522
Kodiak Gas Services	528,819	31,078,692
Liberty Energy	833,618	16,430,611
Magnolia Oil & Gas Class A	1,249,240	33,542,094
Matador Resources	533,598	30,954,020
Noble	673,455	30,864,443
		248,761,151
Financials — 30.79%
Amalgamated Financial	729,654	35,074,468
Assurant	98,799	27,847,486
Axis Capital Holdings	523,232	51,684,857
Bank of NT Butterfield & Son	776,439	45,716,728
Bread Financial Holdings	379,958	39,694,212
Columbia Banking System	1,767,801	52,397,622
ConnectOne Bancorp	1,088,500	34,222,440
Eastern Bankshares	1,892,500	41,559,300
Essent Group	620,022	41,888,686
F&G Annuities & Life	807,600	19,220,880
First Financial Bancorp	1,896,607	61,886,287
FNB	3,109,160	56,679,987
NQ- 021 [0826] 1026 (6010768)    1

Schedule of investments
Nomura Small Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Hancock Whitney	778,017	$ 57,954,486
Hanover Insurance Group	132,183	29,887,898
Hope Bancorp	2,694,156	37,152,411
Merchants Bancorp	676,633	35,617,961
Old National Bancorp	2,394,230	61,244,403
Ridgepost Capital Class A	2,392,303	20,573,806
Selective Insurance Group	405,129	36,984,227
SLM	1,363,300	35,404,901
Stifel Financial	660,276	53,337,095
Valley National Bancorp	4,417,415	60,253,541
Voya Financial	437,691	44,346,852
WesBanco	1,121,400	44,867,214
		1,025,497,748
Healthcare — 2.99%
Bruker	291,100	16,886,711
ICU Medical †	210,991	36,490,893
Integer Holdings †	78,810	9,870,953
Merit Medical Systems †	401,798	36,427,007
		99,675,564
Industrials — 20.20%
Alliance Laundry Holdings †	1,344,150	30,794,476
Blue Bird †	292,750	17,023,413
CACI International Class A †	81,049	50,494,337
Centuri Holdings †	1,152,875	23,530,179
Everus Construction Group †	142,145	16,365,154
Gates Industrial †	1,624,147	41,545,680
Griffon	406,646	39,603,254
Helios Technologies	404,950	29,569,449
Herc Holdings	278,122	42,369,105
Huron Consulting Group †	195,256	31,219,482
ITT	217,196	43,502,187
KBR	646,336	24,237,600
Kirby †	177,363	25,160,715
Leonardo DRS	790,879	30,053,402
Louisiana-Pacific	403,670	28,462,772
Regal Rexnord	191,907	30,407,664
Saia †	50,753	18,023,913
Terex	856,365	54,387,741
Timken	391,547	47,161,836
WESCO International	70,564	24,019,986
2    NQ- 021 [0826] 1026 (6010768)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Zurn Elkay Water Solutions	518,456	$ 24,782,197
		672,714,542
Information Technology — 7.12%
ACI Worldwide †	848,537	45,210,051
Allegro MicroSystems †	536,327	19,441,854
Belden	355,894	40,735,627
Diodes †	315,031	28,604,815
N-able †	4,844,814	19,282,360
TD SYNNEX	242,447	61,302,724
TTM Technologies †	190,135	22,610,854
		237,188,285
Materials — 5.36%
Ashland	302,756	22,201,097
Avient	737,459	32,492,444
Axalta Coating Systems †	541,200	19,710,504
Constellium †	1,201,264	31,749,408
HB Fuller	392,900	21,589,855
Knife River †	237,016	14,860,903
Ryerson Holding	588,622	14,750,867
Silgan Holdings	510,366	21,200,604
		178,555,682
Real Estate — 8.97%
Agree Realty	562,155	40,615,699
Apple Hospitality REIT	1,784,755	28,466,842
CBL & Associates Properties	326,444	17,853,222
Centerspace	303,936	15,953,601
Independence Realty Trust	2,131,481	34,487,362
Kite Realty Group Trust	1,501,056	38,727,245
LXP Industrial Trust	714,546	43,380,088
National Health Investors	375,254	26,684,312
Newmark Group Class A	1,411,757	21,501,059
Sabra Health Care REIT	1,527,750	31,150,822
		298,820,252
Utilities — 5.73%
Black Hills	501,675	35,960,064
California Water Service Group	586,100	29,287,417
New Jersey Resources	709,134	37,825,208
OGE Energy	1,004,959	45,856,279
NQ- 021 [0826] 1026 (6010768)    3

Schedule of investments
Nomura Small Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities (continued)
Southwest Gas Holdings	473,115	$ 41,790,248
		190,719,216
Total Common Stocks (cost $2,189,012,800)		3,289,378,479

Short-Term Investments — 1.21%
Money Market Mutual Funds — 1.21%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.57%)	10,065,585	10,065,585
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.56%)	10,065,585	10,065,585
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.65%)	10,065,585	10,065,585
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.58%)	10,065,586	10,065,586
Total Short-Term Investments (cost $40,262,341)		40,262,341
Total Value of Securities—99.98% (cost $2,229,275,141)		3,329,640,820

Receivables and Other Assets Net of Liabilities—0.02%		579,267
Net Assets Applicable to 43,238,422 Shares Outstanding—100.00%		$3,330,220,087
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
4    NQ- 021 [0826] 1026 (6010768)